Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
iShares Russell 2000 Small-Cap Index Fund - Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	1.70%	10.02%	6.98%	7.05%
iShares Russell 2000 Small-Cap Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(3.80%)	3.92%	5.52%	6.15%
iShares Russell 2000 Small-Cap Index Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.57%	9.69%	6.65%	6.74%
iShares Russell 2000 Small-Cap Index Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	1.66%	9.95%	6.92%	6.99%
iShares MSCI EAFE International Index Fund - Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	5.52%	11.44%	6.63%	4.37%
iShares MSCI EAFE International Index Fund - Class G Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G Shares
Average Annual Return, Percent	5.59%	11.48%	6.60%	4.34%
iShares MSCI EAFE International Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(0.14%)	5.24%	5.17%	3.50%
iShares MSCI EAFE International Index Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	5.37%	11.10%	6.31%	4.06%
iShares MSCI EAFE International Index Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.53%	11.42%	6.59%	4.33%
Without Sales Load [Member] | iShares Russell 2000 Small-Cap Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	1.53%	9.69%	6.66%	6.73%
Without Sales Load [Member] | iShares MSCI EAFE International Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	5.39%	11.07%	6.31%	4.06%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	13.56%	23.13%	14.14%	12.15%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	1.73%	10.06%	6.94%	7.00%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	5.34%	11.54%	6.46%	4.33%